Equity Award Plans - Narrative (Detail) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended			2 Months Ended	12 Months Ended			1 Months Ended		2 Months Ended		12 Months Ended
	Dec. 31, 2013 Award_plan	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2013 Mandiant, Inc. [Member]	Dec. 31, 2013 2013 Plan [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Jan. 02, 2014 Subsequent Event [Member]	Dec. 31, 2013 ESPP shares [Member]	Jan. 02, 2014 ESPP shares [Member] Subsequent Event [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member] Performance Conditions Continued Service and Initial Public Offering Member	Dec. 31, 2013 Restricted Stock [Member] Mandiant, Inc. [Member] December 2013 [Member]	Dec. 30, 2013 Restricted Stock [Member] Mandiant, Inc. [Member] December 2013 [Member]	Dec. 31, 2013 Restricted Stock [Member] Common Stock [Member]	Sep. 30, 2013 Restricted Stock [Member] Common Stock [Member]	Dec. 30, 2013 Restricted Stock [Member] Common Stock [Member]	Aug. 31, 2011 Restricted Stock [Member] Common Stock [Member] Executive Officers [Member]	Dec. 31, 2013 Restricted Stock [Member] Common Stock [Member] Executive Officers [Member]	Dec. 31, 2012 Restricted Stock [Member] Common Stock [Member] Executive Officers [Member]	Dec. 31, 2013 Restricted Stock [Member] Common Stock [Member] September 2013 [Member]	Dec. 31, 2012 Restricted Stock [Member] Common Stock [Member] December 2013 [Member]	Dec. 31, 2013 Restricted Stock [Member] Common Stock [Member] December 2013 [Member]	Aug. 31, 2011 Restricted Stock [Member] Annual Vesting Period [Member] Common Stock [Member] Executive Officers [Member]	Aug. 31, 2011 Restricted Stock [Member] Monthly Vesting Period [Member] Common Stock [Member] Executive Officers [Member]	Dec. 31, 2013 Restricted Stock Awards and Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Awards and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity award plans	3
Generally vesting period	4 years										2 years					4 years
Award expiration period from grant date	10 years
Employee stock ownership, combined voting power of all stock	10.00%
Minimum exercise price as a percentage of the fair value per share	110.00%
Award expiration period, for excess voting power grants	5 years
Grant date fair value, percentage	100.00%
Common stock, capital Shares Reserved for future grants	43,038,000	95,806,000			11,015,257			2,500,000
Additional shares authorized (shares)	20,413,000	16,308,000	2,858,000				6,887,875		1,377,575
Options assumed in acquisition (shares)	4,579,000			4,600,000
Options assumed in acquisition, vested (shares)				2,100,000
Options assumed in acquisition, unvested (shares)				2,500,000
Acquisition price at lower of fair market value, percentage								85.00%
Purchase period								12 months
Maximum employee payroll deduction, percentage								15.00%
Employee maximum number of shares per purchase period								3,000
Employee maximum purchase value of stock per year								$ 25,000
Common stock, percentage outstanding								1.00%
Shares outstanding threshold								3,700,000
Compensation cost not yet recognized	198,200,000			122,600,000
Compensation cost not yet recognized, period for recognition	3 years
Stock-based compensation expense						292,000
Shares granted	1,949,000	2,335,000								565,500														1,949,000	2,335,000
Shares forfeited	173,000									60,000														262,000
Grant date fair value										4,000,000														55,700,000
Granted, weighted-average grant-date fair value (usd per share)										$ 7.01														$ 31.59	$ 2.31
Compensation expense	28,858,000	6,843,000	715,000							1,100,000
Restricted common stock, issued and sold													1,274,938	222,500		1,220,498				351,953
Price per share (usd per share)												$ 43.69		$ 16.00	$ 43.69	$ 0.57				$ 5.44
Restricted common stock, issued and sold, value																696,000
Vesting rights percentage																						25.00%	0.02083%
Shares subject to repurchase																	457,687	762,812	98,326		175,977
Proceeds from exercise of equity awards	$ 5,428,000	$ 2,454,000	$ 875,000														$ 260,000	$ 435,000
Shares issued for acquisition				16,123,011							797,698			50,000